Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Assets [Abstract]
Schedule of Other Assets
Other assets as of December 31, 2025 and 2024 are as follows:

	As of December 31,
	2025	2024
	(In thousands)
Capitalized costs related to Project Orion, net of accumulated amortization	$82,953	$80,487
Prepaid assets	44,847	44,402
Reimbursement receivable	27,861	24,609
Inventory and supplies	6,833	7,427
Value added tax receivable	2,956	19,063
Fair value of derivatives	1,906	29,868
Other	78,734	85,374
Total other assets	$246,090	$291,230